SUBSEQUENT EVENTS (Details Narrative) - Non-adjusting events after reporting period [member] - USD ($)	Aug. 16, 2023	Aug. 16, 2023	Aug. 08, 2023
IfrsStatementLineItems [Line Items]
Stock options issued			3,783,277
Description of binding commitment letter	Company announced that it entered into a binding commitment letter with the Liquidator of BCL to acquire a 100% interest in two additional deposits, Phikwe South and the Southeast Extension, located adjacent to and immediately north of the Selebi North mine.
Upfront cost to acquire additional mineral properties		$ 1,000,000
Work commitments amount for next four years		$ 5,000,000
Description of extension of selebi mining license		As a result of the extension of the Selebi mining license, the remaining asset purchase obligations of the Company outlined in the original Selebi APA will each increase by 10%, while the trigger events remain unchanged. The existing 2% NSR held by the Liquidator with respect to production from the Selebi mining license will also apply to production from these additional deposits, subject to the Company’s existing buy-back right for 50% of the NSR